Discontinued Operations - Sale of Commercial Business - Schedule of Carrying Value of Assets and Liabilities Classified as Assets Held for Sale Relates to Commercial Business (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Total current assets held for sale	$ 33,295	$ 11,462
Total long-term assets held for sale	9,135	9,974
Current liabilities:
Total current liabilities held for sale	57,538	65,480
Total long-term liabilities held for sale	25,673	51,197
Commercial Business [Member]
Current assets:
Accounts receivable, net	17,194	6,472
Inventory	14,554	3,717
Prepaid expenses and other current assets	1,547	1,273
Total current assets held for sale	33,295	11,462
Property and equipment, net	1,553	1,814
Intangible assets, net	3,977	4,555
Goodwill	3,605	3,605
Total long-term assets held for sale	9,135	9,974
Current liabilities:
Accounts payable, accrued expenses and other	21,312	15,343
Deferred revenues	36,226	50,137
Total current liabilities held for sale	57,538	65,480
Deferred revenues, net of current portion	25,673	51,197
Total long-term liabilities held for sale	$ 25,673	$ 51,197